Document and Entity Information	Jan. 18, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001665988
Document Type	8-K
Document Period End Date	Jan. 18, 2024
Entity Registrant Name	Bioventus Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37844
Entity Tax Identification Number	81-0980861
Entity Address, Address Line One	4721 Emperor Boulevard
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	(919)
Local Phone Number	474-6700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	BVS
Entity Emerging Growth Company	true
Entity Ex Transition Period	true